Fair Value Measurements (Details) - USD ($)	Apr. 30, 2016	Oct. 31, 2015	Oct. 31, 2014
Level 1 [Member]
Assets:
Cash and securities held in Trust Account	$ 100,074,557	$ 99,985,042